Leases-Group as Lessee (Tables)	6 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Summary of Leases

The Group leases various offices and facilities. The lease terms are between 1-10 years.

Right-of-use assets
Net Carrying Amount
December 31, 2022	$16,580
June 30, 2023	14,035
Depreciation expense for the period ended
June 30, 2022	$2,792
June 30, 2023	3,012

Summary of Amounts Recognized in Profit and Loss

During the six months ended June 30, 2023, additions to right of use assets amounted to $1,909.

	SIX MONTHS ENDED
AMOUNTS RECOGNIZED IN PROFIT AND LOSS	June 30, 2022	June 30, 2023
Depreciation expense of right-of-use-assets	$2,792	$3,012
Interest expense on lease liabilities	1,640	2,355
	$4,432	$5,367